DEBT	9 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
DEBT

6. DEBT

Long-term debt

The Company’s long-term debt obligations consist of the following (in US$ thousands):

	September 30, 2025	December 31, 2024

Secured Term Loan	$274,125	$322,500
Secured Revolving Credit Facility	-	-
Borrowings from Long-Term 24 Month Working Capital Facilities	-	4,235
Less: unamortized debt issuance costs	(2,445)	(3,613)
Total loans and borrowings	271,680	323,122
Less: current installments	(64,500)	(68,735)
Long-term debt, net of unamortized debt issuance costs and excluding current installments	$207,180	$254,387

2021 Secured Facilities Agreement

On November 4, 2021, the Company entered into a $860 million Secured Facilities Agreement (the “2021 Secured Facilities Agreement”). At inception, the $860 million 2021 Secured Facilities Agreement consisted of a $430 million term loan due by November 4, 2027 (the “Term Loan” or “Secured Term Loan”), a $80.0 million revolving credit facility due by November 4, 2025 (“RCF” or “Secured Revolving Credit Facility”), and a $350 million working capital facility that renews annually by mutual agreement of the Lenders and the Company.

Borrowings under the Term Loan and RCF facilities incur interest based on the secured overnight financing rate (“SOFR”) for U.S. dollar-denominated borrowings or the Saudi Arabian Interbank Offered Rate (“SAIBOR”) for Saudi Arabia Riyal borrowings plus 2.6% to 3.0% per annum, varying based on the Company’s Net Debt / EBITDA ratio as defined in the 2021 Secured Facilities Agreement. As of September 30, 2025, and December 31, 2024, this resulted in interest rates of 7.22% and 7.67%, respectively, for U.S. dollar-denominated borrowings, and interest rates of 8.07% and 8.18%, respectively, for Saudi Arabian Riyal borrowings. During the second quarter of 2025, the Company shifted borrowing capacity from the revolving credit facility to the working capital facility, reducing revolving credit facility capacity by $20.8 million to $59.2 million. As of September 30, 2025, and December 31, 2024, the Company had drawn $274.1 million and $322.5 million, respectively, of the Term Loan, and $0.0 (zero) million and $0.0 (zero) million, respectively, of the RCF. Additionally, as of September 30, 2025, and December 31, 2024, the Company had $59.2 million and $80.0 million, respectively, available to be drawn under the RCF.

The 2021 Secured Facilities Agreement also includes a working capital facility of $325 million and $305 million as of September 30, 2025, and December 31, 2024, respectively, for issuance of letters of guarantee, letters of credit and refinancing letters of credit into debt over a period of no more than two years, which carries an interest rate equal to SOFR for U.S. dollar-denominated borrowings, or SAIBOR for Saudi Arabia Riyal borrowings, for the applicable interest period, plus a margin of 1.25% to 1.5% per annum. As of September 30, 2025, and December 31, 2024, this resulted in interest rates of 7.22% and 7.67%, respectively, for U.S. dollar-denominated borrowings, and interest rates of 8.07% and 8.18%, respectively, for Saudi Arabian Riyal borrowings. The working facility requires the payment of a commitment fee each quarter. The commitment fee is computed at the rate of 0.3125% (25% of the margin) on the facility lender’s available commitment for the relevant quarter. As noted above, during the second quarter of 2025, the Company shifted borrowing capacity from the revolving credit facility to the working capital facility, increasing the revolving credit facility capacity by $20.0 million. As of September 30, 2025, and December 31, 2024, the Company had utilized $245.1 million and $226.6 million, respectively, under this working capital facility and the balance of $79.9 million and $78.4 million, respectively, was available to the Company.

The 2021 Secured Facilities Agreement includes covenants that specify maximum leverage (Net Debt / EBITDA) up to 3.50, minimum debt service coverage ratio (Cash Flow / Debt Service) of at least 1.25, and interest coverage (EBITDA / Interest) of at least 4.00. As of September 30, 2025, and December 31, 2024, the Company was in compliance with all financial and non-financial covenants under the 2021 Secured Facilities Agreement.

Short-term debt

The Company’s short-term debt obligations consist of the following (in US$ thousands):

	September 30, 2025	December 31, 2024

Short-term borrowings from working capital facilities	$61,337	$59,832
Less: unamortized debt issuance costs	(68)	(112)
Short-term debt, excluding current installments of long-term debt	$61,269	$59,720

Short-term borrowings primarily consist of financing for capital equipment and inventory purchases.

Other debt information

Scheduled principal payments of long-term debt for periods subsequent to September 30, 2025, are as follows (in US$ thousands):

2025	$16,125
2026	64,500
2027	193,500
2028	-
2029	-
Total long-term debt	$274,125